Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income / (Loss) Before Income Taxes

Income / (loss) before income taxes consisted of the following (in thousands):

	Year Ended June 30,
	2012	2011	2010
United States	$(3,441)	$2,918	$(1,340)
Foreign	9	5,650	1,414

Income / (loss) before income tax	$(3,432)	$8,568	$74

Reconciliation of Federal Statutory Tax Rate to Effective Tax Rate

The following table reconciles the federal statutory tax rate to the effective tax rate of the provision for income taxes:

	Year Ended June 30,
	2012	2011	2010
Federal statutory income tax rate	34.0%	34.0%	34.0%
Current state taxes	3.4	2.7	(174.1)
Foreign rate differential	(9.4)	(20.4)	(400.2)
Permanent items	(0.5)	0.3	20.4
Expired net operating losses	(47.9)	3.9	467.3
Research and development credits	2.3	(1.7)	(56.4)
Other items	(2.9)	(5.0)	(4.1)
Net change in valuation allowance	9.6	(11.4)	328.9

Effective tax rate	(11.4)%	2.4%	215.8%

Components of Income Tax Provision

The components of the income tax provision are as follows (in thousands):

	Year Ended June 30,
	2012	2011	2010
Federal	$23	$(7)	$(21)
Foreign	341	178	178
State	26	25	2

Income tax provision	$390	$196	$159

Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets and liabilities for federal and state income taxes are as follows (in thousands):

	June 30,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$73,087	$72,850
Research credits	3,688	3,593
Capitalized research and development	4	22
Stock compensation	599	361
Accruals and reserves	348	234
Other	504	246

Total deferred tax assets	78,230	77,306
Valuation allowance for deferred tax assets	(78,168)	(77,244)

Net deferred tax assets, included in other assets	$62	$62

Aggregate Changes in Balance of Gross Unrecognized Tax Benefits

The aggregate changes in the balance of our gross unrecognized tax benefits during fiscal years 2012, 2011 and 2010 were as follows (in thousands):

	Year Ended June 30,
	2012	2011	2010
Beginning balance	$1,163	$1,127	$1,104
Increases in balances related to tax positions taken during current periods	30	36	34
Decrease in balances related to tax positions taken during current periods	—	—	(11)

Ending balance	$1,193	$1,163	$1,127